Amount Due to Related Parties	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Related Party Transactions [Abstract]
Amount Due to Related Parties

10. AMOUNT DUE TO RELATED PARTIES

	Period Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)
Due to related parties	$68,931	$6,075

The amount due to the related parties are unsecured, interest-free and has no fixed terms of repayment.

10. AMOUNT DUE TO RELATED PARTIES

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Due to related parties	$6,075	$622

The amount due to the related parties are unsecured, interest-free and has no fixed terms of repayment.